SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of General and Administrative Expenses) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | ₪			₪ 13,557	₪ 10,442	₪ 8,922
Office maintenance | ₪			1,455	1,411	1,182
Professional fees | ₪			2,921	2,432	3,436
Vehicles | ₪			330	545	713
Depreciation and amortization | ₪			620	552	599
Bad and doubtful debts | ₪			847	(59)	226
Communication | ₪			75	60	136
Other | ₪			1,262	1,303	625
General and administrative expenses | ₪			₪ 21,067	₪ 16,686	₪ 15,839
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Salaries and related expenses | $		$ 3,924
Office maintenance | $		421
Professional fees | $		845
Vehicles | $		95
Depreciation and amortization | $		179
Bad and doubtful debts | $		245
Communication | $		22
Other | $		365
General and administrative expenses | $	[1]	$ 6,096

[1]	Convenience Translation into US Dollars.